Taxes - Components of the income tax provision (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxes.
Current	¥ 561,041	$ 76,862	¥ 1,551,288	¥ 854,886
Deferred	(15,330)	(2,100)		32,496
Total provision for income taxes	¥ 545,711	$ 74,762	¥ 1,551,288	¥ 887,382